Short-Term Borrowings And Long-Term Debt (Maturities Of Long-Term Debt) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Debt Disclosure [Line Items]
2013	¥ 5,000
2014	¥ 5,000